UNITED  STATES
SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

     AMENDED  FORM  24F-2

     ANNUAL  NOTICE  OF  SECURITIES  SOLD
     PURSUANT  TO  RULE  24F-2

THIS FILING IS AN AMENDMENT TO FORM 24F-2 FILED BY THE SAME ISSUER ON OCTOBER 20, 2000. THIS AMENDMENT IS BEING FILED TO RESTATE THE AMOUNTS SHOWN IN ITEMS 5(i) AND 5(vi). NO FEE IS DUE WITH THIS FILING BECAUSE THE ISSUER HAD NET REDEMPTIONS FOR THE PERIOD OF THE REPORT.

     Read  instructions  at  end  of  form  before  preparing  form.


1. Name  and  address  of  issuer:
         Merrill Lynch Strategic Dividend Fund
         800  Scudders  Mill Road
         Plainsboro,  NJ  08536
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)

                                                      [X]



3.       Investment  Company  Act  File  Number:   811-5178

         Securities  Act  File  Number:            33-14517


4(a).    Last  day  of  fiscal year for which this Form is filed:
    July 31, 2000


4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the Issuer will be filing this Form.

5.     Calculation  of  registration  fee:

   (i)  Aggregate  sale  price  of  securities  sold  during  the  fiscal year
        pursuant  to  section  24(f):            $  0


   (ii) Aggregate  price  of  securities  redeemed  or  repurchased during the
        fiscal  year:                            $  92,605,391


   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
         Commission:
                                                 $ 113,455,382


   (iv)  Total  available  redemption  credits  [add  Items  5(ii)  and  5(iii)
                                                -$ 206,060,773


   (v)   Net  sales  -  If  Item 5(i) is greater than Item 5(iv) [subtract Item
         5(iv)  from  Item  5(i)]:                $ 0


   (vi) Redemption credits available for use in future years-if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
        $(206,060,773)


   (vii) Multiplier  for  determining  registration  fee (See Instruction C.9):
                                                   X  .000264


   (viii)Registration  fee  due [multiply Item 5(v) by Item 5 (vii)] (enter "0"
             if  no  fee  is  due):               =  $0


6.    Prepaid  Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 3,738,034. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 5,595,669.


7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):
                                                   = $0
8. Total of the amount of the registration fee due plus any interest due [line 5 (viii) plus line 7]:
                                                   = $0

9. Date the registration fee and any interest payment sent to the Commission's lockbox depository:

     Method  of  Delivery:

             [ ]   Wire  Transfer
             [ ]   Mail  or  other  means


                                      SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By  (Signature  and  Title)1 /s/ Ira P. Shapiro
                                      Ira  P.  Shapiro
                                  First  Vice  President -
                                  MLIM  Legal  Advisory



     Date  November 7, 2000


1 Please print the name and title of the signing officer below the signature.